Document and Entity Information	Nov. 24, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by ShotSpotter, Inc. (“ShotSpotter”) on November 24, 2020 (the “Current Report”) disclosing that ShotSpotter had completed its previously announced acquisition of LEEDS, LLC, a New Jersey limited liability company (“LEEDS”), pursuant to the terms of a Membership Interest Purchase Agreement, dated as of November 4, 2020, by and among ShotSpotter, LEEDS, and Jorge Abrantes and Daniel Leston. The Amendment is being filed solely for the purpose of including the historical audited and unaudited financial statements of LEEDS and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from initially-filed report in reliance on the instructions to such items.
Document Period End Date	Nov. 24, 2020
Entity Registrant Name	ShotSpotter, Inc.
Entity Central Index Key	0001351636
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38107
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	7979 Gateway Blvd.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ